Leases - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Lease payments	$ 79,000	$ 413,000	$ 399,000	$ 364,000
Term of contract	2 years
Incremental borrowing rate	8.00%	8.00%	10.50%	10.50%
Additional lease liability		$ 70,000
Amortization of right-of-use assets		$ 279,000	$ 272,000	$ 243,000
Expected lease term	12 months
Low value of leases	$ 25,000